Accrued liabilities and provisions - Additional information (Details) $ in Millions			9 Months Ended
	Aug. 18, 2022 item	Jul. 05, 2022 item	Sep. 30, 2022 item	Feb. 03, 2022 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Litigation related to tax liability | $				$ 1,936
Minimum period of sentence in prison	64 months
Fine of current monthly legal minimum salaries in Colombia.	66.66
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Number of ex-workers of who acted as ex-president in property and ex-president in charge			2
Number of issues of an administrative nature established		2